Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
11.	Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other non-financial assets.

Cash and cash equivalents, restricted cash and marketable securities—The fair value of the Company’s cash and cash equivalents restricted cash, and marketable securities approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Vessels held for sale—The fair value of the Company’s vessels held for sale is based on selling prices of similar vessels and approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Investment in term loans—The fair value of the Company’s investment in term loans is estimated using a discounted cash flow analysis, based on current rates currently available for debt with similar terms and remaining maturities. In addition, an assessment of the credit worthiness of the borrower and the value of the collateral is taken into account when determining the fair value.

Loans to equity accounted investees and loans from equity accounted investees – The fair value of the Company’s loans to joint ventures and loans from joint venture partners approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Long-term debt—The fair value of the Company’s fixed-rate and variable-rate long-term debt is either based on quoted market prices or estimated using discounted cash flow analyses, based on current rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.

Derivative instruments—The fair value of the Company’s derivative instruments is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, foreign exchange rates, and the current credit worthiness of both the Company and the derivative counterparties. The estimated amount is the present value of future cash flows. The Company transacts all of its derivative instruments through investment-grade rated financial institutions at the time of the transaction and requires no collateral from these institutions. For the Foinaven FPSO embedded derivative (see Note 10), the calculation of the fair value takes into account the fixed rate in the contract, current interest rates and foreign exchange rates. Given the current volatility in the credit markets, it is reasonably possible that the amounts recorded as derivative assets and liabilities could vary by material amounts in the near term.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The estimated fair value of the Company’s financial instruments and other non-financial assets and categorization using the fair value hierarchy for those financial instruments that are measured at fair value on a recurring basis is as follows:

		December 31, 2011		December 31, 2010
		Carrying	Fair	Carrying	Fair
	Fair Value	Amount	Value	Amount	Value
	Hierarchy	Asset (Liability)	Asset (Liability)	Asset (Liability)	Asset (Liability)
	Level (1)	$	$	$	$
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1	1,200,063	1,200,063	1,377,399	1,377,399
Derivative instruments (note 15)
Interest rate swap agreements (2)	Level 2	(707,437)	(707,437)	(557,991)	(557,991)
Interest rate swap agreements (2)	Level 2	159,603	159,603	66,869	66,869
Cross currency interest swap agreement	Level 2	2,677	2,677	4,233	4,233
Foreign currency contracts	Level 2	(4,362)	(4,362)	11,375	11,375
Foinaven embedded derivative	Level 2	3,385	3,385	(3,500)	(3,500)
Non-recurring
Vessels and equipment (3)	Level 2	118,682	118,682	—	—
Equity accounted investments (4)	Level 3	9,623	9,623	—	—
Vessels held for sale	Level 2	19,000	19,000	—	—
Other
Investment in term loans (note 4)		189,666	190,939	116,014	120,837
Loans to equity accounted investees and joint venture partners		85,248	85,248	32,750	32,750
Loans from equity accounted investees		—	—	(59)	(59)
Long-term debt		(5,444,373)	(5,072,214)	(4,432,064)	(4,192,646)

(1)	The fair value hierarchy level is only applicable to each financial instrument on the consolidated balance sheets that are recorded at fair value on a recurring basis.
(2)	The fair value of the Company’s interest rate swap agreements at December 31, 2011 includes $24.5 million (December 31, 2010—$31.0 million) of net accrued interest which is recorded in accrued liabilities on the consolidated balance sheet.
(3)	The fair value measurement used to determine the impairment of the vessels was calculated based upon the estimated sales price of the vessel or the estimated scrap value of the respective vessels.
(4)	The fair value measurement used to determine the impairment of the investment in Petrotrans Holdings Ltd. (or PTH) was based upon the estimated liquidation values of the underlying net assets of the investment.

There are no other non-financial assets or non-financial liabilities carried at fair value as at December 31, 2011 and December 31, 2010.